SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	¥ 7,744,072	$ 1,122,785	¥ 11,425,836	¥ 10,528,234
Balances of contract liabilities and contract assets
Contract liabilities	90,505		98,411		$ 13,122
Revenue recognized included in contract liability balance at the beginning of the period	80,003	11,599	81,951	35,287
SaaS software service
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	41,286	5,986	34,639	0
Capital
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	¥ 29,899	$ 4,335	117,622	142,506
UCargo
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue			¥ 2,809,081	¥ 2,519,919
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Customer credit terms	5 days	5 days
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Customer credit terms	120 days	120 days